Taxation (Tables)	12 Months Ended
Mar. 31, 2024
Taxation
Schedule of income tax expense

		Re-presented[1]	Re-presented[1]
Income tax expense	2024 €m	2023 €m	2022 €m
United Kingdom corporation tax expense:
Current year	70	4	22
Adjustments in respect of prior years	1	4	17
	71	8	39
Overseas current tax expense/(credit):
Current year	670	924	975
Adjustments in respect of prior years	25	(26)	78
	695	898	1,053
Total current tax expense	766	906	1,092
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(36)	(71)	(791)
Overseas deferred tax	(680)	(343)	1,260
Total deferred tax (credit)/expense	(716)	(414)	469
Total income tax expense	50	492	1,561

Note:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of tax (credited)/charged directly to other comprehensive income

Tax (credited)/charged directly to other comprehensive income

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Current tax	2	3	–
Deferred tax	(579)	305	638
Total tax (credited)/charged directly to other comprehensive income	(577)	308	638

Schedule of tax charged directly to equity	Tax charged directly to equity

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Deferred tax	4	7	–
Total tax charged directly to equity	4	7	–

Schedule of factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Continuing profit before tax as shown in the consolidated income statement	1,620	13,074	4,149

Profit at weighted average statutory tax rate	363	2,787	1,298
Impairment loss with no tax effect	–	18	–
Disposal of Group investments[2]	174	(1,718)	(8)
Effect of taxation of associates and joint ventures, reported within profit before tax	23	(125)	(111)
Deferred tax (credit)/charge following revaluation of investments in Luxembourg	–	(393)	1,455
Previously unrecognised temporary differences and losses we expect to use in the future[3]	(1,021)	(16)	(708)
Previously recognised temporary differences and losses we no longer expect to use in the future	–	–	74
Current year temporary differences (including losses) that we currently do not expect to use	84	81	28
Adjustments in respect of prior year tax liabilities	89	(29)	10
Impact of tax credits and irrecoverable taxes	147	80	73
Deferred tax on overseas earnings	1	(6)	2
Effect of current year changes in statutory tax rates on deferred tax balances[4]	(19)	35	(667)
Financing costs and similar not deductible/(taxable) for tax purposes	214	(27)	46
Revaluation of assets for tax purposes in Turkey and Italy[5]	(65)	(338)	(84)
Expenses not deductible for tax purposes	60	143	153
Income tax expense	50	492	1,561

Notes:

1

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2

The amount for 2024 includes €110 million of tax relating to income of the continuing Group presented in Discontinued Operations, €37 million in relation to the disposal of M-Pesa Holding Company Limited and €30 million in relation to the Vantage Towers disposal. The amount for 2023 relates to the disposal of Vantage Towers into a joint venture and the tax exempt disposals of Vodafone Hungary and Vodafone Ghana. See note 27 ‘Acquisitions and disposals’.

3	The amount in 2024 includes €1,019 million of additional losses recognised in Luxembourg (see below).
4	The amount for 2022 includes the increase in future UK tax rate to 25%.
5	The amounts for 2024 and 2023 relate to inflation adjustments in Turkey. The amount for 2022 relates to step up of assets for tax purposes in Italy and Turkey.

Schedule of analysis of movements in net deferred tax

Analysis of movements in the net deferred tax asset balance during the year:

	2024	2023
	€m	€m
1 April	18,545	18,569
Adjustment relating to assets Held for Sale	(422)	–
Foreign exchange movements	(32)	(59)
Credited to the income statement[1]	716	425
Charged directly to OCI	579	(304)
Charged directly to equity	(4)	(6)
Indexation of the opening balance in respect of hyperinflation accounting in Turkey	96	(191)
Arising on acquisitions and disposals	–	111
31 March	19,478	18,545

Schedule of other information related to deferred taxes

Deferred tax assets and liabilities, before offset of balances within countries, are as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Tangible assets	(176)	2,656	(1,174)	10	1,492
Intangible assets	354	367	(1,177)	11	(799)
Tax losses	455	32,830	–	(14,051)	18,779
Treasury related items	19	594	(138)	(569)	(113)
Temporary differences relating to revenue recognition	(61)	2	(677)	–	(675)
Temporary differences relating to leases	(16)	1,576	(1,354)	–	222
Other temporary differences	141	892	(306)	(14)	572
31 March 2024[2]	716	38,917	(4,826)	(14,613)	19,478

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	20,177
Deferred tax liability	(699)
31 March 2024[2]	19,478

At 31 March 2023, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	asset/
	statement	tax asset	liability	unrecognised	(liability)
	€m	€m	€m	€m	€m
Tangible assets	136	2,761	(1,426)	(47)	1,288
Intangible assets	324	630	(1,495)	15	(850)
Tax losses	(78)	28,035	–	(9,540)	18,495
Treasury related items	2	623	(717)	(588)	(682)
Temporary differences relating to revenue recognition	(40)	19	(705)	–	(686)
Temporary differences relating to leases	216	1,482	(1,054)	(30)	398
Other temporary differences	(135)	938	(296)	(60)	582
31 March 2023[2]	425	34,488	(5,693)	(10,250)	18,545

At 31 March 2023, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,316
Deferred tax liability	(771)
31 March 2023[2]	18,545

Notes:

1	€11 million in the year ended 31 March 2023 is in relation to discontinued operations
2	The Group does not discount deferred tax assets. This is in accordance with IAS 12.

Schedule of carry forward of losses and expiration period

The tables below present the gross amount and expiry dates of losses available for carry forward for the year ended 31 March 2024 and the comparative year ended 31 March 2023.

	Expiring	Expiring
	within	beyond
31 March 2024	5 years €m	6 years €m	Unlimited €m	Total €m
Losses for which a deferred tax asset is recognised	20	–	80,224	80,244
Losses for which no deferred tax is recognised	313	15,653	40,378	56,344
	333	15,653	120,602	136,588

	Expiring	Expiring
	within	beyond
31 March 2023	5 years €m	6 years €m	Unlimited €m	Total €m
Losses for which a deferred tax asset is recognised	15	59	78,967	79,041
Losses for which no deferred tax is recognised	306	15,649	18,321	34,276
	321	15,708	97,288	113,317